Income taxes	12 Months Ended
Dec. 31, 2023
Income taxes
Income taxes

16     Income taxes

Income tax expense differs from the tax recovery amount that would be obtained by applying the statutory income tax rate to the respective year’s loss before income taxes as follows:

	2023	2022
	$	$

Loss before income taxes	28,697	28,382

Recovery based on combined federal and provincial statutory rate of 26% (2022 – 25.48%)	(7,461)	(7,232)
Permanent differences	652	1,082
Change in deferred tax assets not recognized	6,929	6,440
Effect of tax rates in foreign jurisdictions	(248)	(3)
Net income tax (recovery) expense	(128)	287

The Company’s income tax provision is allocated as follows:

	2023	2022
	$	$

Current tax (recovery) expense	(187)	287
Deferred tax expense	59	—
Net income tax (recovery) expense	(128)	287

The component of deferred tax liability is summarized as follows:

	2023	2022
	$	$

Excess of accounting value of property and equipment over tax value	(59)	—
Deferred tax liability	(59)	—

Deferred tax assets are recognized for tax loss carry-forwards and unused tax credits to the extent that the realization of the related tax benefit through future taxable profits is probable. The Company has not recognized deferred tax assets that can be carried forward against future taxable income.

Permanent differences are primarily comprised of non-refundable tax credits and deductible finance fees not recorded in the consolidated statements of loss and comprehensive loss, offset by non-deductible share-based compensation and accretion expense.

The Company has non-capital loss carry-forwards of approximately $138,342 as at December 31, 2023 that expire in varying amounts from 2028 to 2043.

The Company has SR&ED expenditures of approximately $16,475 as at December 31, 2023, which can be carried forward indefinitely to reduce future years’ taxable income.

The Company has approximately $3,544 of federal and provincial tax credits that are available to be applied against federal and provincial taxes otherwise payable in future years and that expire in varying amounts from 2028 to 2043.